October 1, 2008

Fund Profile

T. Rowe Price

Prime Reserve Fund

A money market fund seeking preservation of capital, liquidity, and high current income.

This profile summarizes key information about the fund that is included in the fund`s prospectus. The fund`s prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.

®





Fund Profile

T. Rowe Price Prime Reserve Fund, Inc.xd1 PRRXX

What is the fund`s objective?

The fund`s goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.

What is the fund`s principal investment strategy?

A money market fund, which is managed to provide a stable share price of $1.00, invests in high-quality, U.S. dollar-denominated money market securities. The fund`s average weighted maturity will not exceed 90 days, and we will not purchase any security with a maturity longer than 13 months. The fund`s yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund`s income level. Conversely, shorter maturities may be favored if rates are expected to rise.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity, duration, or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Further information about the fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.



Fund Profile

What are the main risks of investing in the fund?

Since the fund seeks to maintain a $1.00 share price, it should have little risk of principal loss. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. The potential for realizing a loss of principal in the fund could derive from:

  Credit risk  This risk is the chance that the perceived creditworthiness of a fund holding deteriorates, or any of the fund`s holdings has its credit rating downgraded or defaults (fails to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. Rule 2a-7 under the Investment Company Act of 1940 requires that securities of money market funds be rated in the highest two credit categories (within which there may be sub-categories).

  Interest rate risk  This risk refers to the decline in the prices of fixed-income securities and funds that may accompany a rise in the overall level of interest rates. The fund`s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money fund`s price to drop below a dollar. However, the extremely short maturity of securities held in money market portfolios —a means of achieving an overall fund objective of principal safety—reduces their potential for price fluctuation.

  Liquidity risk  This is the chance that a fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.

  As with any mutual fund, there can be no guarantee the fund will achieve its objective.

  How can I tell if the fund is appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. Over time, money market securities have provided greater stability but lower returns than bonds or stocks. If you have some money for which safety and accessibility are more important than total return or capital growth over time, the fund should be an appropriate investment.

  The fund can be used in both regular and tax-deferred accounts, such as an individual retirement account (IRA).





  Fund Profile

  An investment in the fund should help you meet your individual investment goals for principal stability, liquidity, and income, but it should not represent your complete investment program.

  How has the fund performed in the past?

  The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and over time. Past fund performance is no guarantee of future returns.

  The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  Table 1  Average Annual Total Returns
	Periods ended 09/30/08
	1 year	5 years	10 years
Prime Reserve Fund	3.22%	3.01%	3.27%

Lipper Money Market Funds Average	2.78	2.68	2.98

  These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

  What fees and expenses will I pay?

  The shares that are offered in this profile are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.



  Fund Profile

  Table 2  Fees and Expenses of the Fund*
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.35%
Other expenses	0.21%
Total annual fund operating expenses	0.56%

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$57	$179	$313	$701

  Who manages the fund?

  The fund is managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  James M. McDonald manages the fund day to day and has been chairman of its Investment Advisory Committee since 2002. He joined T. Rowe Price in 1976 and his investment experience dates from that time. Effective January 30, 2009, Mr. McDonald will be retiring from T. Rowe Price and Joseph K. Lynagh will replace Mr. McDonald as Chairman of the Investment Advisory Committee. Mr. Lynagh joined T. Rowe Price in 1990 and his investment experience dates from 1994.

  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information.





  Fund Profile

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The fund distributes income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS F44-035 10/08

  T. Rowe Price Investment Services, Inc., Distributor.